Provisions for contingencies (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Provision for decommissioning, restoration and rehabilitation costs	€ 81	€ 118	€ 131
Increase (decrease) through change in discount rate, other provisions	264
Environment related provision	2,653
Legal proceedings provision	1,107
Provision for taxes	527
Charges for unutilized infrastructures	99
Loss adjustments and actuarial provisions [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Loss adjustments and actuarial provisions	205
Reinsurance contracts receivable	157
Provision for redundancy incentives [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Increase (decrease) through change in discount rate, other provisions	1
Provision for redundancy incentives	140
Onerous Contracts Provision [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Increase (decrease) through change in discount rate, other provisions	2
Onerous contracts provision	60
Refining & Marketing [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Environment related provision	326
Exploration & Production segment [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Legal proceedings provision	494
Provision for taxes	499
Gas & Power Segment [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Legal proceedings provision	457
Syndial SpA [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Environment related provision	€ 2,119
Bottom Of Range [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Discount rate used in current estimate of value in use	0.10%	(0.01%)
Top Of Range [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Discount rate used in current estimate of value in use	5.90%	5.80%
Exploration Production Segment [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Provision for decommissioning, restoration and rehabilitation costs	€ 7,649
Oil and natural gas [Member]
DisclosureOfOtherProvisionsContingentLiabilitiesAndContingentAssetsExplanatoryLineItems [Line Items]
Provision for decommissioning, restoration and rehabilitation costs	8,126
Decommissioning costs, Revision of Previous Estimates	370
Increase (decrease) through change in discount rate, other provisions	€ 271